Long-term Employee Benefits - Additional Information (Details) (USD $)	0 Months Ended	12 Months Ended		4 Months Ended	3 Months Ended
	Feb. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Transfer period	180 days
Increases in AOCI due to amendments		$ 12,000,000
Rate of return on plan assets to determine net cost		5.21%	5.23%
Health care cost trend rate assumed		5.00%
Effect of 1% increase on cost components		100,000
Effect of 1% decrease on cost components		100,000
Effect of 1% increase on postretirement benefit obligation		0
Effect of 1% decrease on postretirement benefit obligation		0
Assets expected to be returned to employer		0
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contribution		16,500,000
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contribution		0
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount		35,900,000
Successor [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized gain (loss) due to curtailments		7,300,000	0	0
Rate of return on plan assets to determine net cost		5.23%	5.22%
Successor [Member] | Selling, General and Administrative Expenses [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized gain (loss) due to curtailments		$ 7,300,000			$ 7,300,000	$ 7,700,000